Derivative Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Unrealized gain (loss)				$ (223,867)	$ 641,013	$ 87,160	$ (447,668)	$ (270,222)
Proceeds from settlement of interest rate cap agreements					270,000	270,000
Interest Rate Cap [Member]
Derivative [Line Items]
Unrealized gain (loss)	$ 24,144		$ 62,119	223,867	641,013	(87,160)	85,426	270,222
Investing activities acquired	18,000	$ 43,200	43,200	18,000	43,200		300,000
Proceeds from settlement of interest rate cap agreements		270,000			270,000		0
Interest Rate Cap [Member] | Deferred Financing Costs and Other Assets, Net [Member]
Derivative [Line Items]
Fair value of interest rate cap agreements	1,902	$ 207,769		1,902		207,769	347,409
Interest Rate Cap [Member] | Interest Expense [Member]
Derivative [Line Items]
Unrealized gain (loss)	$ (24,144)		$ 62,119	$ (223,867)	$ 641,013	$ (87,160)	$ 447,668	$ 270,222